ACQUISITIONS BALANCE SHEET DETAIL (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Jul. 01, 2016	Apr. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and cash equivalents	$ 64,221			$ 18,678	$ 14,165	$ 75
Total current assets	148,059			43,096
Property, plant and equipment, net	608,802			148,435
Total assets	756,861			425,789
Accounts payable and accrued liabilities	20,871			8,004
Total liabilities	604,290			611,077
Net investment - Predecessor	6,231			387
Total liabilities and equity	756,861			425,789
Accounts receivable - affiliates	37,863			23,949
Prepaid expenses and other current assets	1,657			469
Marketable securities	0			234,258
Accounts payable - affiliates	7,631			3,438
Total current liabilities	69,118			11,442
Long-term debt	532,011			599,635
Partners Equity	(27,311)			(185,288)
Marketable securities - current	40,024			0
Accounts receivable	4,294			0
Current portion of long-term debt	39,664			0
Deferred revenue	952			0
Other long-term liabilities	3,161			0
Commitments and contingencies (Note 9)
Noncontrolling interest	179,882			0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	152,571			(185,288)	(104,548)	98,636
PBF Logistics LP [Member]
Cash and cash equivalents	64,221			18,678
Total current assets	148,059			43,096
Property, plant and equipment, net	600,071			145,548
Total assets	748,130			422,902
Accounts payable and accrued liabilities	18,371			5,504
Total liabilities	601,790			608,577
Total liabilities and equity	748,130			422,902
Accounts receivable - affiliates	37,863			23,949
Prepaid expenses and other current assets	1,657			469
Marketable securities				234,258
Accounts payable - affiliates	7,631			3,438
Total current liabilities	66,618			8,942
Long-term debt	532,011			599,635
Partners Equity	(33,542)			(185,675)
Marketable securities - current	40,024
Accounts receivable	4,294
Current portion of long-term debt	39,664
Deferred revenue	952
Other long-term liabilities	3,161
Noncontrolling interest	179,882
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	146,340			(185,675)
PNGPC Predecessor [Member]
Cash and cash equivalents	0			0
Total current assets	0			0
Property, plant and equipment, net	8,731			2,887
Total assets	8,731			2,887
Accounts payable and accrued liabilities	2,500			2,500
Total liabilities	2,500			2,500
Total liabilities and equity	8,731			2,887
Accounts receivable - affiliates	0			0
Prepaid expenses and other current assets	0			0
Marketable securities				0
Accounts payable - affiliates	0			0
Total current liabilities	2,500			2,500
Long-term debt	0			0
Partners Equity	6,231			387
Marketable securities - current	0
Accounts receivable	0
Current portion of long-term debt	0
Deferred revenue	0
Other long-term liabilities	0
Noncontrolling interest	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	6,231			387
Subordinated Units [Member]
Partners Equity	(276,083)			(277,094)
Subordinated Units [Member] | PBF Logistics LP [Member]
Partners Equity	(276,083)			(277,094)
Subordinated Units [Member] | PNGPC Predecessor [Member]
Partners Equity	0			0
Incentive Distribution Rights [Member]
Partners Equity	1,266			(535)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	1,266			(535)	0	0
Incentive Distribution Rights [Member] | PBF Logistics LP [Member]
Partners Equity	1,266			(535)
Incentive Distribution Rights [Member] | PNGPC Predecessor [Member]
Partners Equity	0			0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Partners Equity	1,266
Limited Partner, Public [Member] | Common Units [Member]
Partners Equity	434,456			340,317
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	434,456			340,317	336,369	0
Limited Partner, Public [Member] | Common Units [Member] | PBF Logistics LP [Member]
Partners Equity	434,456			340,317
Limited Partner, Public [Member] | Common Units [Member] | PNGPC Predecessor [Member]
Partners Equity	0			0
Limited Partner, Affiliate [Member] | Common Units [Member]
Partners Equity	(193,181)			(248,363)
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(193,181)			(248,363)	(167,787)	0
Limited Partner, Affiliate [Member] | Common Units [Member] | PBF Logistics LP [Member]
Partners Equity	(193,181)			(248,363)
Limited Partner, Affiliate [Member] | Common Units [Member] | PNGPC Predecessor [Member]
Partners Equity	0			0
Limited Partner, Affiliate [Member] | Subordinated Units [Member]
Partners' Capital, Including Portion Attributable to Noncontrolling Interest	(276,083)			(277,094)	$ (288,875)	$ 0
Torrance Valley Pipeline Company [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		$ 351,475
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other		(1,475)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		$ 350,000
Plains Asset Purchase, East Coast Terminals [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets			$ 4,221
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment			99,342
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Accrued Expenses			(3,174)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Other			(2,016)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net			$ 98,373
Predecessor [Member]
Net investment - Predecessor	6,231			387
Predecessor [Member] | PBF Logistics LP [Member]
Net investment - Predecessor	0			0
Predecessor [Member] | PNGPC Predecessor [Member]
Net investment - Predecessor	$ 6,231			$ 387